Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of unrecognized tax benefits
RMB
Balance as of January 1, 2020	70,350
Change in unrecognized tax benefits	—
Decrease in tax positions	(3,131)
Balance as of December 31, 2020	67,219
Change in unrecognized tax benefits	—
Increase in tax positions	5,994
Balance as of December 31, 2021	73,213
Change in unrecognized tax benefits	—
Decrease in tax positions	(36,566)
Balance as of December 31, 2022	36,647

Schedule of income tax expenses
	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current tax expense	67,609	66,665	13,169
Deferred tax expense	15,778	23,909	27,847
Income tax expense	83,387	90,574	41,016

Schedule of deferred income tax assets and liabilities
	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets:
Operating loss carryforward	53,179	96,173
Intangible assets, net	3,675	2,856
Less: valuation allowances	(38,126)	(78,627)
Total	18,728	20,402
Deferred tax liabilities:
Fair value adjustments in relation to short-term investments	14,734	13,954
Estimated profit arising from future renewal commissions	29,752	59,271
PRC dividend withholding taxes	29,230	29,230
Total	73,716	102,455

Schedule of effective income tax rate reconciliation
	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Income from continuing operations before income taxes, share of income of affiliates, net	362,302	371,088	196,335
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	90,576	92,772	49,084
Expenses not deductible for tax purposes:
—Entertainment	2,428	2,950	2,099
—Other	202	81	479
Effect of tax holidays on concessionary rates granted to PRC entities	(18,114)	(13,523)	(12,671)
Effect of different tax rates of subsidiaries operating in other jurisdictions	2,732	2,070	2,342
Change in valuation allowance	(3,355)	2,999	40,501
Deferred income tax for dividend distribution	18,483	10,349	—
Effect of non-taxable income*	(13,648)	(13,777)	(4,620)
Unrecognized tax benefits arising from certain transfer pricing arrangements	—	5,994	(36,566)
Other	4,083	659	368
Income tax expense	83,387	90,574	41,016

*	The effect of non-taxable income represents an income tax exemption according to the Notice (Cai Shui [2002] No. 128) promulgated by the State Administration of Taxation and Ministry of Finance in China on dividend income derived from a purchased open-end securities investment fund product that the Group recorded as short term investment.